Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property and equipment
Total property and equipment	$ 520,273	$ 509,994
Less accumulated depreciation	(299,195)	(268,503)
Property and equipment, net	221,078	241,491
Depreciation expense	46,854	32,149	26,246
Land and land improvements
Property and equipment
Total property and equipment	21,152	21,147
Buildings and fixtures
Property and equipment
Total property and equipment	179,209	176,940
Broadcast equipment and other
Property and equipment
Total property and equipment	319,912	311,907
LIN Television
Property and equipment
Total property and equipment	520,273	509,994
Less accumulated depreciation	(299,195)	(268,503)
Property and equipment, net	221,078	241,491
Depreciation expense	46,854	32,149	26,246
LIN Television | Land and land improvements
Property and equipment
Total property and equipment	21,152	21,147
LIN Television | Buildings and fixtures
Property and equipment
Total property and equipment	179,209	176,940
LIN Television | Broadcast equipment and other
Property and equipment
Total property and equipment	$ 319,912	$ 311,907